Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Mortgage Banking Noninterest Income [Abstract]
Contractually specified servicing fees, late charges and ancillary fees	$ 1,448	$ 1,862	$ 2,124
Unreimbursed servicing costs	(198)	(121)	(115)
Net servicing fees	346	612	584
Total net servicing income	654	582	436
Net gains (losses) on mortgage loan originations/sales	498	465	393
Total mortgage banking noninterest income	1,152	1,047	829
Mortgage Banking Activities Textual [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	(18)	81	95
Commercial mortgage servicing [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Amortization for commercial MSRs	(160)	(231)	(238)
Commercial mortgage servicing [Member] | MSRs [Member]
Estimated future amortization expense [Abstract]
Estimated future amortization expense for the year ended December 31, 2026	137
Estimated future amortization expense for the year ended December 31, 2027	115
Estimated future amortization expense for the year ended December 31, 2028	103
Estimated future amortization expense for the year ended December 31, 2029	79
Estimated future amortization expense for the year ended December 31, 2030	62
Residential mortgage servicing rights [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Changes due to collection/realization of expected cash flows	(744)	(898)	(1,187)
Changes in fair value of MSRs due to valuation inputs or assumptions	257	492	86
Market-related valuation changes to residential MSRs, net of hedge results	308	(30)	(148)
Residential mortgage servicing rights [Member] | Not designated as hedging instrument [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Net derivative gains (losses) from economic hedges	51	(522)	(234)
Residential mortgage servicing rights [Member] | Market interest rates [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Changes in fair value of MSRs due to valuation inputs or assumptions	(44)	538	228
Residential mortgage servicing rights [Member] | Other valuation inputs or assumptions [Member]
Components of Mortgage Banking Noninterest Income [Abstract]
Changes in fair value of MSRs due to valuation inputs or assumptions	$ 301	$ (46)	$ (142)